INVENTORIES (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Total	$ 127,972,650,000	$ 147,641,224,000
Cost of inventory recognized as cost of sales	1,022,498,659,000	1,048,343,767,000	$ 968,027,774,000
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies	80	80
Gross carrying amount
INVENTORIES
Raw materials	80,902,721,000	93,524,911,000
Finished goods	27,556,884,000	32,337,670,000
Spare parts and supplies	19,592,377,000	20,769,626,000
Work in progress	76,577,000	567,973,000
Other inventories	3,101,016,000	3,625,488,000
Obsolescence provision
INVENTORIES
Inventory	$ (3,256,925,000)	$ (3,184,444,000)